CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents, excluding restricted cash	$ 43,515	$ 18,147	$ 6,821
Restricted cash	20,580
Accounts receivable, net of allowance	61,470	57,928	79,116
Prepaid expenses	5,630	4,475	4,580
Assets held for sale		757	1,016
Other current assets	18,148	17,766	21,453
Total current assets	149,343	98,316	112,986
Long-term accounts receivable, net of allowance	78,138	87,148	105,935
Cemetery property	328,612	330,841	333,404
Property and equipment, net of accumulated depreciation	108,992	112,716	114,090
Merchandise trusts, restricted, at fair value	519,529	488,248	515,456
Perpetual care trusts, restricted, at fair value	343,028	330,562	339,928
Deferred selling and obtaining costs	113,601	112,660	126,398
Deferred tax assets	55	86	84
Goodwill		24,862	24,862
Intangible assets	56,562	61,421	63,244
Other assets	32,663	22,241	19,695
Total assets	1,730,523	1,669,101	1,756,082
Current liabilities:
Accounts payable and accrued liabilities	64,585	59,035	43,023
Accrued interest		1,967	1,781
Current portion, long-term debt	503	798	1,002
Total current liabilities	65,088	61,800	45,806
Long-term debt, net of deferred financing costs	362,173	320,248	317,693
Deferred revenues	943,555	914,286	912,626
Deferred tax liabilities	11,264	6,675	9,638
Perpetual care trust corpus	343,028	330,562	339,928
Other long-term liabilities	51,940	42,108	38,695
Total liabilities	1,777,048	1,675,679	1,664,386
Commitments and contingencies
Redeemable convertible preferred units:
Total redeemable convertible preferred units	57,500
Partners’ deficit :
General partner interest	(5,026)	(4,008)	(2,959)
Common limited partners’ interest	(98,999)	(2,570)	94,655
Total partners’ deficit	(104,025)	(6,578)	91,696
Total liabilities, redeemable convertible preferred units and partners’ deficit	1,730,523	1,669,101	$ 1,756,082
Scenario Previously Reported [Member]
Current assets:
Other current assets		$ 17,009
Series A Preferred Units
Redeemable convertible preferred units:
Total redeemable convertible preferred units	$ 57,500